Document And Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Apr. 28, 2017
Registrant Name	KP Funds
Central Index Key	0001573386
Amendment Flag	false
Document Creation Date	May 05, 2017
Document Effective Date	May 05, 2017
Prospectus Date	May 01, 2017